Related party transactions and balances (Tables)	6 Months Ended
Feb. 28, 2023
Related Party Transactions And Balances
Schedule of compensation award to key management

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
	$	$	$	$

Total compensation paid to key management	323,250	360,887	659,000	708,143
Share based payments	304,241	209,613	494,999	363,284